Related Parties (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Ownership Interest of Subsidiaries
(a)	Subsidiaries

	Ownership interest as at
	December 31, 2017	December 31, 2016
Gibraltar Mines Ltd.	100%	100%
Curis Resources Ltd.	100%	100%
Curis Holdings (Canada) Ltd.	100%	100%
Florence Copper Inc.	100%	100%
Aley Corporation	100%	100%
672520 BC Ltd.	100%	100%

Summary of Compensation for Key Management Personnel

Compensation for key management personnel (includes all members of the Board of Directors and executive officers) is as follows:

	Year ended December 31,
	2017	2016
Salaries and benefits	5,015	5,050
Post-employment benefits	1,491	1,309
Share-based compensation	6,849	3,602

	13,355	9,961

Summary of Related Party Transactions
(c)	Related party transactions

	Transaction value for the year end December 31,		Due (to) from related parties as at December 31,
	2017	2016	2017	2016
Hunter Dickinson Services Inc.:
General and administrative expenses	1,301	1,400
Exploration and evaluation expenses	98	40

	1,399	1,440	(47)	(61)

Gibraltar Joint Venture:
Management fee income	1,168	1,043
Reimbursable compensation expenses and third party costs	34	105

	1,202	1,148	210	162